CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,994,683	$ 286,518	¥ 1,630,444
Restricted cash	1,786,832	256,662	1,278,326
Accounts and notes receivables, net of allowance of RMB25,105 and RMB86,152 (US$12,375) as of December 31, 2018 and 2019, respectively	1,229,083	176,547	1,046,844
Inventories	140,006	20,111	151,031
Prepayments and other current assets	2,582,577	370,964	1,904,846
Short-term investments	1,057,598	151,914	1,007,329
Lease rental receivables	650,912	93,498	613,439
Amounts due from related parties	246,758	35,445	197,488
Total current assets	9,688,449	1,391,659	7,829,747
Non-current assets:
Property and equipment, net	2,939,379	422,215	2,064,657
Intangible assets, net	121,587	17,465	143,810
Goodwill	490,986	70,526	469,076
Long-term investments	230,855	33,160	214,339
Non-current deposits	127,191	18,270	77,043
Other non-current assets	262,129	37,652	45,531
Operating lease right-of-use assets	4,378,804	628,976
Lease rental receivables	1,077,776	154,813	1,431,441
Restricted cash	175,700	25,238	90,638
Total non-current assets:	9,804,407	1,408,315	4,536,535
Total assets	19,492,856	2,799,974	12,366,282
Current liabilities (including current liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB4,357,649 and RMB5,967,835 (US$857,225) as of December 31, 2018 and 2019, respectively):
Short-term bank loans	2,510,500	360,611	1,782,900
Securitization debt	104,899	15,068
Accounts and notes payable	3,391,383	487,141	2,851,557
Accrued expenses and other liabilities	2,023,263	290,622	2,238,785
Customer advances and deposits and deferred revenue	1,489,510	213,955	1,219,230
Operating lease liabilities	1,035,252	148,705
Financing lease liabilities	1,363	196	2,851
Amounts due to related parties	6,140	882	12,429
Income tax payable	7,358	1,057	5,767
Total current liabilities	10,569,668	1,518,237	8,113,519
Noncurrent liabilities (including noncurrent liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB4,357,649 and RMB1,967,870 (US$282,668) as of December 31, 2018 and 2019, respectively):
Convertible senior notes	1,360,208	195,382
Operating lease liabilities	3,482,634	500,249
Financing lease liabilities	2,072	298	745
Deferred tax liabilities	25,806	3,707	25,356
Other non-current liabilities	137,184	19,705	86,504
Total non-current liabilities	5,007,904	719,341	112,605
Total liabilities	15,577,572	2,237,578	8,226,124
Commitments and contingencies
Shareholders' equity:
Additional paid in capital	19,353,400	2,779,942	19,407,460
Accumulated deficit	(15,621,672)	(2,243,913)	(15,419,256)
Accumulated other comprehensive income	163,196	23,442	123,923
BEST Inc. shareholders' equity	3,920,912	563,204	4,138,115
Non-controlling interests	(5,628)	(808)	2,043
Total shareholders' equity	3,915,284	562,396	4,140,158
Total liabilities and shareholders' equity	19,492,856	2,799,974	12,366,282
Class A ordinary shares
Shareholders' equity:
Ordinary shares	16,532	2,375	16,532
Class B ordinary shares
Shareholders' equity:
Ordinary shares	6,178	887	6,178
Class C ordinary shares
Shareholders' equity:
Ordinary shares	¥ 3,278	$ 471	¥ 3,278